Organization and Principal Activities - Financial information of consolidated VIEs (Parenthetical) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Revenues	[1]	¥ 703,695	¥ 692,020	¥ 785,707
Variable Interest Entity
Variable Interest Entity [Line Items]
Revenues		348,228	340,421	376,120
Variable Interest Entity | Consolidated Entities
Variable Interest Entity [Line Items]
Revenues		11,400	40,100	26,400
Technical service fees		¥ 67,300	¥ 23,000	¥ 13,500

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):